Offerings - Offering: 1	Dec. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	450,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	29.85	[2]
Maximum Aggregate Offering Price	$ 13,432,500	[2]
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,855.03	[3]
Offering Note
(1)	Represents additional shares of common stock issuable under the First Community Corporation 2021 Omnibus Equity Incentive Plan, as amended and restated through May 21, 2025. In addition to such shares, pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers an undetermined number of shares of common stock of the registrant that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions with respect to the shares registered hereunder.
(2)	Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(c) under the Securities Act, on the average of the high and low prices for First Community Corporation’s common stock on The NASDAQ Stock Market on December 26, 2025, a date within five business days prior to filing this Registration Statement.
(3)	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.

[1]	Represents additional shares of common stock issuable under the First Community Corporation 2021 Omnibus Equity Incentive Plan, as amended and restated through May 21, 2025. In addition to such shares, pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers an undetermined number of shares of common stock of the registrant that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions with respect to the shares registered hereunder.
[2]	Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(c) under the Securities Act, on the average of the high and low prices for First Community Corporation’s common stock on The NASDAQ Stock Market on December 26, 2025, a date within five business days prior to filing this Registration Statement.
[3]	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.